Pension benefits - Additional Information (Details) $ in Millions		12 Months Ended
	Jan. 01, 2020 plan	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation		$ 15	$ 15
Number of defined benefit plans terminated | plan	2
Total company contributions		$ 18	$ 18	$ 16
Onshore Employees
Defined Benefit Plan Disclosure [Line Items]
Retirement pension as a percent of salary (as percent)		66.00%
Retirement age		67 years
Retirement pension cap (as percent)		66.00%
Multiple of base		12
Retirement age to receive pre-retirement pension		62 years